Related Party Transactions (Details) (Loans to directors, executive officers or principal holders [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans to directors, executive officers or principal holders [Member]
Activity of related party loans [Roll Forward]
Balance, Beginning	$ 4,776,492	$ 5,504,230
New Loans	7,610,259	8,075,835
Repayments	(8,322,163)	(10,510,517)
Transactions Due to Changes in Directors	0	1,706,944
Balance, Ending	$ 4,064,588	$ 4,776,492